Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
The following table summarizes stock option activity for the year ended December 31, 2015.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2015	311,870	$9.29
Exercised	293,351	$9.23
Expired/terminated	—	$—
Outstanding at December 31, 2015:	18,519	$10.26	0.8	$41,136
Exercisable at December 31, 2015:	18,519	$10.26	0.8	$41,136

Schedule of Stock Options Outstanding and Exercisable	Stock options outstanding and exercisable at December 31, 2015 are as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life
10.26	18,519	0.8
	18,519	0.8